VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—4.9%
Best Buy Co., Inc.	265,000	$ 27,375
Levi Strauss & Co. Class A	450,000	9,810
Tempur Sealy International, Inc.	500,000	27,300
Vail Resorts, Inc.	145,000	25,272
		89,757

Consumer Staples—2.3%
Target Corp.	265,000	41,303
Energy—5.5%
Chesapeake Energy Corp.	415,000	34,134
Diamondback Energy, Inc.	203,000	34,997
Schlumberger N.V.	775,000	32,511
		101,642

Financials—15.6%
Allstate Corp. (The)	135,000	25,603
Blue Owl Capital, Inc. Class A	1,600,000	30,976
Capital One Financial Corp.	350,000	52,405
Cboe Global Markets, Inc.	110,000	22,536
First Citizens BancShares, Inc. Class A	20,000	36,819
Hartford Financial Services Group, Inc. (The)	135,000	15,877
KeyCorp	2,350,000	39,363
Raymond James Financial, Inc.	250,000	30,615
Willis Towers Watson plc	110,000	32,398
		286,592

Health Care—7.4%
Humana, Inc.	200,000	63,348
Revvity, Inc.	290,000	37,047
Teleflex, Inc.	140,000	34,625
		135,020

Industrials—20.6%
Dover Corp.	170,000	32,596
FedEx Corp.	105,000	28,736
Hexcel Corp.	600,000	37,098
Hubbell, Inc. Class B	70,000	29,985
	Shares	Value

Industrials—continued
IDEX Corp.	150,000	$ 32,175
Johnson Controls International plc	475,000	36,865
nVent Electric plc	550,000	38,643
Owens Corning	170,000	30,008
Regal Rexnord Corp.	215,000	35,664
Rockwell Automation, Inc.	135,000	36,242
Vertiv Holdings Co. Class A	400,000	39,796
		377,808

Information Technology—21.9%
Amkor Technology, Inc.	800,000	24,480
CDW Corp.	175,000	39,602
Cognex Corp.	715,000	28,958
Dell Technologies, Inc. Class C	500,000	59,270
Marvell Technology, Inc.	965,000	69,596
Microchip Technology, Inc.	490,000	39,342
MKS Instruments, Inc.	335,000	36,418
NXP Semiconductors N.V.	120,000	28,801
Power Integrations, Inc.	425,000	27,251
Teradyne, Inc.	350,000	46,875
		400,593

Materials—9.7%
DuPont de Nemours, Inc.	525,000	46,783
International Paper Co.	635,000	31,020
Nucor Corp.	165,000	24,806
PPG Industries, Inc.	309,300	40,970
Vulcan Materials Co.	140,000	35,060
		178,639

Real Estate—6.5%
Alexandria Real Estate Equities, Inc.	200,000	23,750
American Homes 4 Rent Class A	650,000	24,953
EastGroup Properties, Inc.	140,000	26,155
Extra Space Storage, Inc.	130,000	23,425
Mid-America Apartment Communities, Inc.	135,000	21,452
		119,735

	Shares	Value

Utilities—2.6%
Entergy Corp.	125,000	$ 16,451
PG&E Corp.	1,600,000	31,632
		48,083

Total Common Stocks (Identified Cost $1,587,701)		1,779,172

Total Long-Term Investments—97.0% (Identified Cost $1,587,701)		1,779,172

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(1)	24,178	24
Total Short-Term Investment (Identified Cost $24)		24

TOTAL INVESTMENTS—97.0% (Identified Cost $1,587,725)		$1,779,196
Other assets and liabilities, net—3.0%		54,482
NET ASSETS—100.0%		$1,833,678

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Ireland	6
Curaçao	2
Netherlands	2
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,779,172	$1,779,172
Money Market Mutual Fund	24	24
Total Investments	$1,779,196	$1,779,196
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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